CORPORATE INFORMATION (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2007	Dec. 31, 2011	Sep. 30, 2014	Sep. 05, 2007	Nov. 17, 2011	Apr. 02, 2012	Jan. 31, 2012	Jan. 02, 2012	Sep. 17, 2012	Dec. 31, 2013	Nov. 27, 2007	May 25, 2009	Nov. 26, 2008	May 07, 2010	Sep. 30, 2009	Jul. 18, 2011	Feb. 28, 2011	Sep. 30, 2012
Corporate Information [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	32,000,000
Sino Agro Food Sweden AB [Member]
Corporate Information [Line Items]
Equity Method Investment, Ownership Percentage			100.00%
Equity Method Investments			$ 77,664
Hyt [Member]
Corporate Information [Line Items]
Equity Method Investment, Ownership Percentage		100.00%		78.00%
Additional Equity Method Investment Ownership Percentage				78.00%
Business Combination, Consideration Transferred, Total		45,000,000
Business Acquisition, Effective Date of Acquisition		Jan. 01, 2011
Enping City Bi Tao A Power Fishery Development Co Limited [Member]
Corporate Information [Line Items]
Equity Method Investment, Ownership Percentage					25.00%
Jiang Men City Power Fishery Development Co Limited [Member]
Corporate Information [Line Items]
Percentage Of Addition Minority Interest In Joint Ventures						25.00%		25.00%
Equity Method Investments		1,258,607				1,702,580	1,076,489
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned								1,662,365
Enping City A Power Cattle Farm Co Limited [Member]
Corporate Information [Line Items]
Equity Method Investment, Ownership Percentage					25.00%
Jiang Men City Hang Mei Cattle Farm Development Co Limited [Member]
Corporate Information [Line Items]
Additional Equity Method Investment Ownership Percentage									50.00%
Percentage Of Addition Minority Interest In Joint Ventures						25.00%		25.00%
Equity Method Investments		1,258,607				1,702,580	1,076,489
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned								1,662,365
Macau Meiji Limited [Member]
Corporate Information [Line Items]
Equity Method Investment, Ownership Percentage										100.00%	75.00%
Pmh [Member]
Corporate Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent												45.00%	80.00%
Other Entities [Member]
Corporate Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent												55.00%
Apwam [Member]
Corporate Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent														45.00%	100.00%
Qinghai Sanjiang A Power Agriculture Co. Ltd [Member]
Corporate Information [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired															45.00%
Equity Method Investment, Ownership Percentage			100.00%													50.00%
Garwor [Member]
Corporate Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent														55.00%
Jfd [Member]
Corporate Information [Line Items]
Equity Method Investment, Ownership Percentage					25.00%	75.00%
Ebapfd [Member]
Corporate Information [Line Items]
Equity Method Investment, Ownership Percentage					25.00%												25.00%
Hsa [Member]
Corporate Information [Line Items]
Equity Method Investment, Ownership Percentage																26.00%
Equity Method Investments			629,344							398,329
Tri Way Industries Limited [Member]
Corporate Information [Line Items]
Equity Method Investment, Ownership Percentage										100.00%							25.00%
Hst [Member]
Corporate Information [Line Items]
Equity Method Investment, Ownership Percentage				75.00%							25.00%
Chinese Partner [Member]
Corporate Information [Line Items]
Equity Method Investment, Ownership Percentage																24.00%
Ebapcd [Member]
Corporate Information [Line Items]
Equity Method Investment, Ownership Percentage																	25.00%
Jhmc [Member]
Corporate Information [Line Items]
Equity Method Investment, Ownership Percentage									75.00%									75.00%
Percentage Of Addition Minority Interest In Joint Ventures																		50.00%
Equity Method Investments			400,000						4,020,665	400,000
Ecf [Member]
Corporate Information [Line Items]
Equity Method Investment, Ownership Percentage					25.00%													25.00%
Equity Method Investments																		2,944,176
Meiji and Sjap [Member]
Corporate Information [Line Items]
Equity Method Investments			857,808							403,805
QZH [Member]
Corporate Information [Line Items]
Equity Method Investments			$ 487,805